Litigation (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) litigation	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Litigation [Abstract]
Number of litigations | litigation	4
Legal expenses | $	$ 3,100,000	$ 0	$ 0